Lease - Summary of amounts recognized in the condensed consolidated interim statements of income of leases (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	₩ 436,231	₩ 448,817
Interest expense on lease liabilities	22,976	25,981
Expenses related to short-term leases	20,193	19,098
Expenses related to leases of low-value assets except for short-term leases	3,297	2,550
Land Buildings And Structures [Member]
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	347,166	359,755
Other assets [member]
Depreciation Right Of Use Assets [Abstract]
Depreciation, right-of-use assets	₩ 89,065	₩ 89,062